Consolidated Condensed Statements of Stockholders' Equity - USD ($) $ in Millions	Common Class A Common Stock	Common Class B Common Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance (in shares) at Dec. 31, 2019	15,250,985	53,390,228	0
Beginning balance at Dec. 31, 2019	$ 0.0	$ 0.0	$ 0.0	$ 5.9	$ (1.0)	$ 4.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class B to Class A common stock (in shares)	2,651,027	1,772,846
Conversion of Class B to Class A common stock				5.3		5.3
Issuance of restricted stock and restricted stock expense (in shares)	1,141,444
Issuance of restricted stock and restricted stock expense						0.0
Exercise of stock options (in shares)	188,984
Exercise of stock options						0.0
Stock-based compensation				0.2		0.2
Net loss					(24.8)	(24.8)
Ending balance (in shares) at Dec. 31, 2020	49,828,517	66,714,287	0
Ending balance at Dec. 31, 2020	$ 0.0	$ 0.0	$ 0.0	61.7	(25.8)	35.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	147,319	525,044
Issuance of warrants and warrant expense				78.2		78.2
Stock-based compensation				0.9		0.9
Net loss					(94.9)	(94.9)
Ending balance (in shares) at Mar. 31, 2021	49,975,836	67,239,331
Ending balance at Mar. 31, 2021				140.8	(120.7)	20.1
Beginning balance (in shares) at Dec. 31, 2020	49,828,517	66,714,287	0
Beginning balance at Dec. 31, 2020	$ 0.0	$ 0.0	$ 0.0	61.7	(25.8)	35.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class B to Class A common stock (in shares)	5,337,446	(5,337,446)
Issuance of restricted stock and restricted stock expense (in shares)	20,833	10,004,612
Issuance of restricted stock and restricted stock expense				118.1		118.1
Exercise of stock options (in shares)	859,544	3,556,492
Exercise of stock options				0.5		0.5
Issuance of warrants and warrant expense				124.3		124.3
Stock-based compensation				5.5		5.5
Net loss					(347.8)	(347.8)
Ending balance (in shares) at Dec. 31, 2021	162,789,591	74,937,945	0
Ending balance at Dec. 31, 2021	$ 0.0	$ 0.0	$ 0.0	1,072.5	(373.6)	698.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class B to Class A common stock (in shares)	1,757,980	(1,757,980)
Conversion of Class B to Class A common stock	$ 0.0	$ 0.0		0.0	0.0	0.0
Issuance of restricted stock and restricted stock expense (in shares)	300,014
Issuance of restricted stock and restricted stock expense	$ 0.0	$ 0.0		16.0		$ 16.0
Exercise of stock options (in shares)	353,640	399,621				753,261
Exercise of stock options	$ 0.0	$ 0.0		0.1		$ 0.1
Issuance of warrants and warrant expense	0.0	0.0		1.2		1.2
Stock-based compensation	0.0	0.0		6.7		6.7
Net loss	$ 0.0	$ 0.0			(59.2)	(59.2)
Ending balance (in shares) at Mar. 31, 2022	165,201,225	73,579,586
Ending balance at Mar. 31, 2022	$ 0.0	$ 0.0		$ 1,096.5	$ (432.8)	$ 663.7